Share-based Compensation - LTIP (Details) - LTIP - USD ($)				6 Months Ended		12 Months Ended
	Mar. 26, 2021	Aug. 12, 2020	Apr. 20, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Shared-based Compensation Award, Performance
Share-based Compensation
Number of business days for vesting after announcement of Group's annual results	2 days	2 days	2 days
Number of years after the covered financial year to which the LTIP award relates	2 years	2 years	2 years
Vesting percentage on each of the first, second, third and fourth anniversaries		25.00%	25.00%
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, One
Share-based Compensation
Maximum cash amount per annum			$ 5,300,000
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, Two
Share-based Compensation
Maximum cash amount per annum			37,400,000
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, Three
Share-based Compensation
Maximum cash amount per annum			1,900,000
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, Four
Share-based Compensation
Maximum cash amount per annum			$ 200,000
Shared-based Compensation Award, Performance | Grant Date, August 12, 2020, One
Share-based Compensation
Maximum cash amount per annum		$ 2,100,000
Shared-based Compensation Award, Performance | Grant Date, August 12, 2020, Two
Share-based Compensation
Maximum cash amount per annum		$ 300,000
Shared-based Compensation Award, Performance | Grant Date, March 26 2021
Share-based Compensation
Maximum cash amount per annum	$ 57,300,000
Shared-based Compensation Award, Non-performance
Share-based Compensation
Number of business days for vesting after announcement of Group's annual results			2 days
Number of years after the covered financial year to which the LTIP award relates			2 years
Awarded Shares
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period				3,510,675	941,310	941,310
Purchased				4,821,680		3,281,920
Vested				(271,595)		(712,555)
As at end of period				8,060,760		3,510,675
Ordinary Shares Held by Trustee - Cost
As at beginning of period				$ 14,155,000	$ 6,079,000	$ 6,079,000
Purchased				26,758,000		12,904,000
Vested				(1,416,000)		(4,828,000)
As at end of period				39,497,000		$ 14,155,000
Awards forfeited				$ 2,532,000	$ 430,000